.	Summary Prospectus July 1, 2023

Allspring Dynamic Target 2065 Fund

Class/Ticker: Class A: ADTAX - Class C: ADTCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page 89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	3.51%	3.51%
Acquired Fund Fees and Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	3.74%	4.49%
Fee Waivers	(3.15)%	(3.15)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.59%	1.34%
1.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$632	$236	$136
3 Years	$1,377	$1,072	$1,072
5 Years	$2,142	$2,017	$2,017
10 Years	$4,138	$4,423	$4,423

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.

2

.

Portfolio Asset Allocation

The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.

Target Allocation[1]
Equity Asset Classes	95%
U.S. Large Cap	46%
U.S. Small Cap	11%
Real Estate	0%
International	29%
Emerging Markets	9%
Fixed Income Asset Classes	5%
U.S. Investment Grade Aggregate Bonds	5%
U.S. TIPs	0%
U.S. High Yield Corporate Bonds	0%
Emerging Market Bonds	0%
1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as

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well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

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Performance

Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2022 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2023 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4339 07-23

6

.	Summary Prospectus July 1, 2023

Allspring Dynamic Target 2065 Fund

Class/Ticker: Class R4 - ADTYX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	3.24%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	3.47%
Fee Waivers	(3.18)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.29%
1.	Expenses are based on estimated amounts for the current fiscal year.
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$30
3 Years	$768
5 Years	$1,528
10 Years	$3,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.

2

.

Portfolio Asset Allocation

The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.

Target Allocation[1]
Equity Asset Classes	95%
U.S. Large Cap	46%
U.S. Small Cap	11%
Real Estate	0%
International	29%
Emerging Markets	9%
Fixed Income Asset Classes	5%
U.S. Investment Grade Aggregate Bonds	5%
U.S. TIPs	0%
U.S. High Yield Corporate Bonds	0%
Emerging Market Bonds	0%
1.	Target allocations may total more or less than 100% due to rounding.

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Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in

4

periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Performance

Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2022 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R4: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

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.	©2023 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4628 07-23

6

.	Summary Prospectus July 1, 2023

Allspring Dynamic Target 2065 Fund

Class/Ticker: Class R6 - ADTZX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	3.09%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	3.32%
Fee Waivers	(3.18)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.14%
1.	Expenses are based on estimated amounts for the current fiscal year.
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$14
3 Years	$397
5 Years	$1,152
10 Years	$3,153

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.

2

.

Portfolio Asset Allocation

The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.

Target Allocation[1]
Equity Asset Classes	95%
U.S. Large Cap	46%
U.S. Small Cap	11%
Real Estate	0%
International	29%
Emerging Markets	9%
Fixed Income Asset Classes	5%
U.S. Investment Grade Aggregate Bonds	5%
U.S. TIPs	0%
U.S. High Yield Corporate Bonds	0%
Emerging Market Bonds	0%
1.	Target allocations may total more or less than 100% due to rounding.

3

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in

4

periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Performance

Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2022 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds including those managed by Allspring Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Allspring Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

5

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.	©2023 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4694 07-23

6

.	Summary Prospectus July 1, 2023

Allspring Dynamic Target 2065 Fund

Class/Ticker: Administrator Class - ADTDX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	3.44%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	3.67%
Fee Waivers	(3.18)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.49%
1.	Expenses are based on estimated amounts for the current fiscal year.
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$50
3 Years	$827
5 Years	$1,626
10 Years	$3,716

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.

.

Portfolio Asset Allocation

The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.

Target Allocation[1]
Equity Asset Classes	95%
U.S. Large Cap	46%
U.S. Small Cap	11%
Real Estate	0%
International	29%
Emerging Markets	9%
Fixed Income Asset Classes	5%
U.S. Investment Grade Aggregate Bonds	5%
U.S. TIPs	0%
U.S. High Yield Corporate Bonds	0%
Emerging Market Bonds	0%
1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Performance

Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2022 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2023 Allspring Global Investments Holdings, LLC. All rights reserved. SUM3792 07-23